Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2020 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2020 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(4.69%)
Annual Return 2019	18.91%
Annual Return 2020	13.52%
Annual Return 2021	8.84%
Annual Return 2022	(15.99%)